Schedule Of Future Minimum Payments For Capital And Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012
Lease And Other Commitments And Contingencies [Abstract]
Capital Leases, 2013	$ 24
Capital Leases, 2014	20
Capital Leases, 2015	22
Capital Leases, 2016	11
Capital Leases, 2017	4
Capital Leases, Thereafter	6
Capital Leases, Total net minimum payments	87
Capital Leases, Less: amount representing interest	(17)
Capital Leases, Present value of net minimum lease payments	70
Operating Leases, 2013	46
Operating Leases, 2014	36
Operating Leases, 2015	32
Operating Leases, 2016	30
Operating Leases, 2017	26
Operating Leases, Thereafter	119
Operating Leases, Total net minimum payments	$ 289